Financial instruments (Details Narrative)	12 Months Ended
Dec. 31, 2024 CAD ($)
Financial instruments
Company Held Foreign Exchange Assets	$ 7,130,144
Unrealized Foreign Exchange Gain Or Loss	$ 1,025,671